PROPERTY AND EQUIPMENT, NET (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Depreciation charge	$ 884,947	$ 461,412	$ 384,673
Loss on disposition of property and equipment	(12,179)	$ (228,245)
Proceeds from sale of equipment	$ 0